Retirement Plans (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net Periodic Benefit Cost that are not yet recognized
Tax impact	$ (233)	$ (226)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	481	464
Other postretirement benefit plan cost [Member]
Net Periodic Benefit Cost that are not yet recognized
Net actuarial loss	35	50
Total, pretax effect	35	50
Tax impact	(13)	(19)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	$ 22	$ 31